Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.01875	$ 0.01875
Ordinary shares, shares authorized	166,666,666	166,666,666
Ordinary shares, shares issued	3,625,000	3,625,000
Ordinary shares, shares outstanding	3,625,000	3,625,000